General Information	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information About Reporting Entity [Abstract]
General Information	General Information
Prenetics Global Limited (the “Company”), is a company limited by shares incorporated in Cayman Islands.
The Company and its subsidiaries (collectively, the “Group”) is a leading health sciences company redefining the future of health and longevity.
On July 20, 2023, the Group acquired 50% shareholdings of an equity-accounted investee, Insighta Holdings Limited ("Insighta"). On October 14, 2024, the Group’s shareholding in Insighta was reduced to 35% following the disposal of 15% shareholdings with consideration of $30 million to a third party. Details of the interests in equity-accounted investees are included in note 16.
On August 9, 2024, the Group fully acquired the issued units of Europa Partners Holdings Limited (“Europa”), and obtained 100% shareholdings in Europa. Europa is a consumer health and wellness products distributor, which specializing in sports distribution, and qualifies as a business as defined in IFRS 3 in note 33.
On October 1, 2025, the Group fully disposed 73.27% of the issued share capital of ACT Genomics Holdings Company Limited (“ACT Genomics”) with considerations of $46 million from a third party. Accordingly, the operations of ACT Genomics have been classified as discontinued operations for all periods presented. The results of the discontinued operations for the years ended December 31, 2024 and 2023 have been restated in the consolidated statement of profit or loss to conform to the current period’s presentation. Details of the disposal of a subsidiary are included in note 34.
On October 28, 2025, the Group completed a public placement and issued equity securities to investors, raising net proceeds of approximately $40 million. In connection with the placement, the Group issued 2,722,642 Class A ordinary shares together with warrants, including 2,722,642 Class A warrants, 2,722,642 Class B warrants, and 131,829 placement agent warrants. On December 23, 2025, the Group entered into warrant exchange agreements with certain warrant holders, pursuant to which each pair of one Class A warrant and one Class B warrant was exchanged for one Class C warrant for Class A ordinary shares of the Company. The exchange resulted in a reduction in the number of outstanding Class A and Class B warrants and the issuance of new Class C warrants with modified terms. Details of the warrants are included in note 27.
These consolidated financial statements are presented in United States dollars (“USD”), which is the Company’s functional currency.